UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JGE Capital Management, LLC

Address:   600 Montgomery Street, 36th Fl.
           San Francisco, CA 94111


Form 13F File Number: 28-11971


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas K. Edwards
Title:  Chief Financial Officer
Phone:  415-675-3200

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas K. Edwards             San Francisco, CA                  2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $       67,532
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-11242              East Peak Partners, L.P.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ------------------ --------- -------- ----------------- ---------- -------- -------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- ------------------ --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
CORRECTIONS CORPORATION OF AMERICA COM                22025Y407    4.434  125,000 SH       SOLE       1        125,000      0    0
HEALTHSOUTH CORP                   COM                421924101   16,888  800,000 SH       SOLE       1        800,000      0    0
HEALTHSOUTH CORP                   COM                421924101    2,307  109,300 SH       SOLE       NONE     109,300      0    0
HERBALIFE, LTD.                    COM                G4412G101    3,294  100,000 SH       SOLE       1        100,000      0    0
HERBALIFE, LTD.                    COM                G4412G101      280    8,502 SH       SOLE       NONE       8,502      0    0
MARKET VECTORS ETF TRUST           GOLD MINER ETF     57060U100    9,278  200,000 SH       SOLE       1        200,000      0    0
MARKET VECTORS ETF TRUST           JR GOLD MINERS ETF 57060U589    2,969  150,000 SH       SOLE       1        150,000      0    0
NCR CORPORATION                    COM                62886E108    4,459  175,000 SH       SOLE       1        175,000      0    0
SENSATA TECHNOLOGIES HOLDINGS BV   SHS                N7902X106    8,120  250,000 SH       SOLE       1        250,000      0    0
SPDR GOLD TRUST                    GOLD SHS           78463V107    8,101   50,000 SH       SOLE       NONE      50,000      0    0
WALGREEN CO.                       COM                931422109    7,402  200,000 SH       SOLE       1        200,000      0    0